Business Acquisition and Goodwill (Tables)	12 Months Ended
Jun. 30, 2022
Business Acquisition and Goodwill [Abstract]
Schedule of purchase price allocation of assets acquired and liabilities assumed and related deferred income taxes
	Amount US$	Amortization Years
Current assets	1,146,737
Property and equipment, net	816
Distribution channel	1,020,889	10
Technology	486,886	10
Total identifiable assets acquired	2,655,328

Current liabilities	73,906
Deferred tax liabilities	236,768
Total liabilities assumed	310,674

Net identifiable assets acquired	2,344,654
Total purchase consideration	830,324
Fair value of previously held equity interest	996,954
Fair value of non-controlling interests	1,721,734
Goodwill	1,204,358